Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 136,367	$ 161,155
Restricted cash	10,000
Short-term bank deposits	10,000	38,650
Marketable securities		5,265
Accounts receivable:
Trade	248,071	198,203
Other	39,076	31,546
Deferred income taxes	8,213	8,094
Inventories	157,030	93,938
Total current assets	608,757	536,851
INVESTMENTS AND OTHER NON-CURRENT ASSETS:
Marketable securities	5,890	13,106
Funds in respect of employee rights upon retirement	9,755	11,024
Deferred income taxes	13,067	15,130
Equity method investees and other receivables	8,926	9,911
Deferred financing costs	7,470
Total investments and other non-current assets	45,108	49,171
PROPERTY, PLANT AND EQUIPMENT, net	55,580	27,715
OTHER INTANGIBLE ASSETS, net	145,082	10,401
GOODWILL	179,445	12,444
Total assets	1,033,972	636,582
CURRENT LIABILITIES:
Current maturities of long-term loans	2,636
Accounts payable and accruals:
Trade	64,683	43,663
Other	81,747	55,482
Deferred income	38,008	24,854
Total current liabilities	187,074	123,999
LONG-TERM LIABILITIES:
Long term loans	293,851
Liability for employee rights upon retirement	22,763	25,845
Deferred income taxes	20,185	2,406
Other tax liabilities	13,218	17,178
Total long-term liabilities	350,017	45,429
COMMITMENTS AND CONTINGENT LIABILITIES (see Note 9)
Total liabilities	537,091	169,428
EQUITY:
Orbotech Ltd. shareholders' equity Ordinary shares of NIS 0.14 par value per share ("Ordinary Shares") Authorized at December 31, 2014 and 2013: 80,000,000 Ordinary Shares Issued at December 31, 2014 and 2013: 47,263,701 and 46,203,927 Ordinary Shares, respectively Outstanding at December 31, 2014 and 2013: 41,852,928 and 41,764,240 Ordinary Shares, respectively	2,163	2,124
Additional paid-in capital	293,056	281,159
Retained earnings	303,950	268,570
Accumulated other comprehensive income (loss)	(1,980)	409
Less-treasury shares, at cost (December 31, 2014 - 5,410,773 Ordinary Shares; December 31, 2013 - 4,439,687 Ordinary Shares)	(99,539)	(84,946)
Total Orbotech Ltd. shareholders' equity	497,650	467,316
Non-controlling interest	(769)	(162)
Total equity	496,881	467,154
Total liabilities and equity	$ 1,033,972	$ 636,582